Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Fair Value Measurements [Abstract]
Long-term debt, including amounts due within one year, Carrying Value	$ 46,045	$ 45,347
Long-term debt, including amounts due within one year, Fair Value	$ 53,043	$ 47,012